UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street, 26th Floor
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        February 12, 2010
     -------------------         ------------------        -----------------
          [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $86,400 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 12/31/09                                       Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :              Item 3:    Item 4:    Item 5:   Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class        CUSIP     Fair Market Shares or Investment Managers   Voting Authority (Shares)
                                                    Number      Value     Principal Discretion See     (a) Sole (b) Shared  (c) None
                                                              (X$1000)    Amount               Instr. V

AMERICAN ORIENTAL BIOENGR IN        COM              028731107     609      130,994 SH   SOLE               130,994   -       -
BORGWARNER INC                      COM              099724106   9,634      290,000 PUT  SOLE               290,000   -       -
BURLINGTON NORTHN SANTA FE C        COM              12189T104  24,655      250,000 SH   SOLE               250,000   -       -
ENVIRONMENTAL PWR CORP              COM NEW          29406L201       6       34,285 PUT  SOLE                34,285   -       -
EPIQ SYS INC                        COM              26882D109   3,349      239,361 SH   SOLE               239,361   -       -
INOVIO BIOMEDICAL CORP              COM              45773H102      40       35,270 SH   SOLE                35,270   -       -
INTERNATIONAL ROYALTY CORP          COM              460277106   4,701      656,800 SH   SOLE               656,800   -       -
JOHNSON CTLS INC                    COM              478366107  13,075      480,000 PUT  SOLE               480,000   -       -
MAXWELL TECHNOLOGIES INC            COM              577767106     291       16,338 SH   SOLE                16,338   -       -
SUN MICROSYSTEMS INC                COM NEW          866810203  26,480    2,826,000 SH   SOLE             2,826,000   -       -
TOREADOR RES CORP                   NOTE 5.000%10/0  891050AB2   3,439    3,607,184 PRN  SOLE             3,607,184   -       -
ZIX CORP                            COM              98974P100     121       70,672 SH   SOLE                70,672   -       -


                                               Value Total    $86,400

                                               Entry Total:        12
